CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 1,874,330	$ 1,336,177
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	20,000,000	20,000,000
Ordinary shares, shares outstanding	19,901,959	19,901,959
Treasury stock, shares	98,041	98,041